Provision - Assumptions (Details)	Dec. 31, 2023
Marmato Mine
Disclosure of other provisions [line items]
Assumption Used To Determine Other Provisions, Inflation Rate	2.98%
Assumption Used To Determine Other Provisions, Pre-Tax, Risk Free Rate	10.09%
Segovia Operations
Disclosure of other provisions [line items]
Assumption Used To Determine Other Provisions, Inflation Rate	2.72%
Assumption Used To Determine Other Provisions, Pre-Tax, Risk Free Rate	9.70%